UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09081
Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (90.6%)
	Australia (6.3%)
	Beverages
1,810	Coca-Cola Amatil Ltd.	$22,474
6,839	Foster’s Group Ltd.	37,915
2,279	Treasury Wine Estates Ltd. (a)	8,595

		68,984

	Biotechnology
954	CSL Ltd.	32,190

	Capital Markets
675	Macquarie Group Ltd.	20,413

	Chemicals
38,326	Incitec Pivot Ltd.	166,374
8,012	Orica Ltd.	225,960

		392,334

	Commercial Banks
30,440	Australia & New Zealand Banking Group Ltd.	695,385
1,492	Commonwealth Bank of Australia	80,644
2,213	National Australia Bank Ltd.	58,244
2,244	Westpac Banking Corp.	50,246

		884,519

	Commercial Services & Supplies
3,306	Brambles Ltd.	25,132

	Construction & Engineering
793	Leighton Holdings Ltd. (b)	18,364

	Construction Materials
10,553	Boral Ltd. (b)	48,258
6,557	James Hardie Industries SE CDI (a)	41,153

		89,411

	Containers & Packaging
19,071	Amcor Ltd.	147,529

	Diversified Telecommunication Services
7,188	Telstra Corp., Ltd.	23,597

	Food & Staples Retailing
1,368	Wesfarmers Ltd.	44,004
527	Wesfarmers Ltd. (PPS)	17,182
3,038	Woolworths Ltd.	89,838

		151,024

	Health Care Providers & Services
485	Sonic Healthcare Ltd.	6,478

	Hotels, Restaurants & Leisure
1,338	Echo Entertainment Group Ltd. (a)	5,894
1,338	TABCORP Holdings Ltd.	4,728

		10,622

	Industrial Conglomerates
2,344	CSR Ltd.	6,764

	Insurance
4,640	AMP Ltd.	23,212
5,650	Insurance Australia Group Ltd.	20,333
2,149	QBE Insurance Group Ltd.	38,664
1,895	Suncorp Group Ltd.	15,389

		97,598

	Metals & Mining
36,224	Alumina Ltd.	86,030

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

76,032	BHP Billiton Ltd.	$3,478,051
22,960	BlueScope Steel Ltd.	28,703
8,586	DuluxGroup Ltd.	24,597
30,713	Fortescue Metals Group Ltd.	212,412
29,069	Newcrest Mining Ltd.	1,261,267
20,593	OneSteel Ltd.	39,867
6,700	OZ Minerals Ltd.	100,002
6,401	Rio Tinto Ltd.	560,741
3,600	Sims Metal Management Ltd.	66,771

		5,858,441

	Multi-Utilities
1,644	AGL Energy Ltd.	25,611

	Oil, Gas & Consumable Fuels
1,443	Caltex Australia Ltd.	16,904
2,972	Origin Energy Ltd.	47,897
1,710	Santos Ltd.	24,204
1,568	Woodside Petroleum Ltd.	66,078

		155,083

	Real Estate Investment Trusts (REITs)
1,340	Stockland (Stapled Securities) (c)(d)	4,483

	Transportation Infrastructure
2,695	Transurban Group (Stapled Securities) (c)	15,139

	Total Australia	8,033,716

	Austria (0.7%)
	Commercial Banks
5,444	Erste Group Bank AG	259,549
1,576	Raiffeisen International Bank Holding AG (b)	78,947

		338,496

	Diversified Telecommunication Services
8,605	Telekom Austria AG	105,415

	Electric Utilities
1,397	Verbund AG, Class A	56,980

	Insurance
823	Vienna Insurance Group AG Wiener Versicherung Gruppe	43,782

	Metals & Mining
4,374	Voestalpine AG (b)	226,569

	Oil, Gas & Consumable Fuels
2,269	OMV AG	90,557

	Total Austria	861,799

	Belgium (0.6%)
	Beverages
5,213	Anheuser-Busch InBev N.V.	300,453
2,742	Anheuser-Busch InBev N.V. (a)	8

		300,461

	Chemicals
979	Solvay SA, Class A	147,306
2,321	Umicore SA	118,164

		265,470

	Diversified Financial Services
979	Groupe Bruxelles Lambert SA	82,413

	Diversified Telecommunication Services
1,903	Belgacom SA	66,268

	Insurance
6,698	Ageas	13,748

	Pharmaceuticals
1,255	UCB SA	57,632

	Total Belgium	785,992

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Brazil (0.6%)
	Aerospace & Defense
700	Embraer SA	$5,060

	Beverages
1,600	Cia de Bebidas das Americas (Preference)	47,241

	Commercial Banks
2,246	Banco Bradesco SA (Preference)	42,723
3,300	Banco do Brasil SA	55,942
800	Banco Santander Brasil SA (Units) (d)	7,516
2,712	Itau Unibanco Holding SA (Preference)	54,980
3,122	Itausa — Investimentos Itau SA (Preference)	20,976

		182,137

	Diversified Financial Services
2,200	BM&F Bovespa SA	12,866

	Diversified Telecommunication Services
548	Tele Norte Leste Participacoes SA (Preference)	7,594
333	Telecomunicacoes de Sao Paulo SA (Preference)	10,478

		18,072

	Electric Utilities
700	Centrais Eletricas Brasileiras SA	8,459
594	Centrais Eletricas Brasileiras SA (Preference)	9,020
456	Cia Energetica de Minas Gerais (Preference)	8,718

		26,197

	Food Products
5,228	BRF — Brasil Foods SA	99,446

	Household Durables
1,200	PDG Realty SA Empreendimentos e Participacoes	6,345

	Information Technology Services
280	Cielo SA	7,781
400	Redecard SA	6,887

		14,668

	Metals & Mining
387	Bradespar SA (Preference)	9,961
600	Cia Siderurgica Nacional SA	6,260
718	Gerdau SA (Preference)	6,491
483	Metalurgica Gerdau SA (Preference)	5,525
549	Usinas Siderurgicas de Minas Gerais SA (Preference)	3,947
1,500	Vale SA	48,535
2,201	Vale SA (Preference)	64,731

		145,450

	Multiline Retail
200	Lojas Renner SA	7,188

	Oil, Gas & Consumable Fuels
1,400	OGX Petroleo e Gas Participacoes SA (a)	11,663
3,300	Petroleo Brasileiro SA	55,431
4,582	Petroleo Brasileiro SA (Preference)	69,431
400	Ultrapar Participacoes SA (Preference)	7,145

		143,670

	Personal Products
500	Hypermarcas SA	3,843
300	Natura Cosmeticos SA	6,819

		10,662

	Road & Rail
4,100	All America Latina Logistica SA (d)	29,609

	Tobacco
700	Souza Cruz SA	8,350

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Transportation Infrastructure
300	CCR SA	$9,032

	Total Brazil	765,993

	China (1.2%)
	Automobiles
2,000	Byd Co., Ltd. H Shares (a)(e)	6,633
4,000	Dongfeng Motor Group Co., Ltd. H Shares (e)	7,939
21,700	Geely Automobile Holdings Ltd. (e)	8,639
4,000	Guangzhou Automobile Group Co., Ltd. H Shares (e)	4,842

		28,053

	Beverages
2,000	Tsingtao Brewery Co., Ltd. H Shares (e)	12,734

	Commercial Banks
18,000	Agricultural Bank of China Ltd. H Shares (e)	9,739
66,000	Bank of China Ltd. H Shares (e)	30,318
11,000	Bank of Communications Co., Ltd. H Shares (e)	9,573
9,000	China Citic Bank Corp., Ltd. H Shares (a)(e)	5,535
52,000	China Construction Bank Corp. H Shares (e)	41,795
4,500	China Merchants Bank Co., Ltd. H Shares (e)	10,654
8,000	China Minsheng Banking Corp., Ltd. H Shares (e)	7,042
66,000	Industrial & Commercial Bank of China H Shares (e)	50,385

		165,041

	Communications Equipment
3,600	ZTE Corp. H Shares (e)	11,267

	Computers & Peripherals
32,000	Lenovo Group Ltd. (e)	20,275

	Construction & Engineering
5,000	China Communications Construction Co., Ltd. H Shares (e)	4,233
8,000	China Railway Group Ltd. H Shares (e)	2,997

		7,230

	Construction Materials
3,000	Anhui Conch Cement Co., Ltd. H Shares (e)	14,004
6,000	BBMG Corp. H Shares (e)	8,685
12,000	China National Building Material Co., Ltd. H Shares (e)	24,016
32,000	China Resources Cement Holdings Ltd. (e)	30,678
7,000	China Shanshui Cement Group Ltd. (e)	8,458

		85,841

	Diversified Telecommunication Services
14,000	China Telecom Corp., Ltd. H Shares (e)	9,149
6,000	China Unicom Hong Kong Ltd. (e)	12,008

		21,157

	Electronic Equipment, Instruments & Components
1,000	Kingboard Chemical Holdings Ltd. (e)	4,741

	Energy Equipment & Services
2,000	China Oilfield Services Ltd. H Shares (e)	3,514

	Food & Staples Retailing
8,000	China Resources Enterprise Ltd. (e)	34,765
3,000	Wumart Stores, Inc. H Shares (e)	7,533

		42,298

	Food Products
10,000	Chaoda Modern Agriculture Holdings Ltd. (e)	4,014
6,000	China Agri-Industries Holdings Ltd. (e)	6,750
10,000	China Mengniu Dairy Co., Ltd. (e)	34,614
7,000	China Yurun Food Group Ltd. (e)	21,947
10,000	Tingyi Cayman Islands Holding Corp. (e)	31,061
20,000	Want Want China Holdings Ltd. (e)	17,848

		116,234

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Gas Utilities
2,000	ENN Energy Holdings Ltd. (e)	$6,736

	Hotels, Restaurants & Leisure
126,000	China Travel International Inv HK (e)	26,147
11,600	Wynn Macau Ltd. (e)	40,685

		66,832

	Household Durables
8,000	Skyworth Digital Holdings Ltd. (e)	5,138

	Independent Power Producers & Energy Traders
8,000	China Longyuan Power Group Corp. H Shares (e)	6,928
6,000	China Resources Power Holdings Co., Ltd. (e)	11,681
130,000	Datang International Power Generation Co., Ltd. H Shares (e)	42,473
80,000	Huaneng Power International, Inc. H Shares (e)	39,249

		100,331

	Industrial Conglomerates
2,500	Beijing Enterprises Holdings Ltd. (e)	12,633
2,000	Citic Pacific Ltd. (e)	4,346

		16,979

	Insurance
50,400	AIA Group Ltd. (a)(e)	184,863
9,000	China Life Insurance Co., Ltd. H Shares (e)	30,130
1,800	China Pacific Insurance Group Co., Ltd. H Shares (e)	6,811
4,000	PICC Property & Casualty Co., Ltd. H Shares (a)(e)	6,945
2,000	Ping An Insurance Group Co. of China Ltd. H Shares (e)	19,530

		248,279

	Internet Software & Services
9,500	Alibaba.com Ltd. (e)	13,263
3,500	Tencent Holdings Ltd. (e)	91,343

		104,606

	Machinery
1,820	Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. H Shares (e)	3,600
1,000	Weichai Power Co., Ltd. H Shares (e)	5,463

		9,063

	Marine
38,500	China COSCO Holdings Co., Ltd. H Shares (e)	26,850
12,000	China Shipping Development Co., Ltd. H Shares (e)	9,369

		36,219

	Metals & Mining
6,000	Aluminum Corp. of China Ltd. H Shares (e)	5,128
3,000	Jiangxi Copper Co., Ltd. H Shares (e)	10,612
9,000	Zijin Mining Group Co., Ltd. H Shares (e)	4,873

		20,613

	Multiline Retail
7,000	Golden Eagle Retail Group Ltd. (e)	17,312
15,000	Parkson Retail Group Ltd. (e)	21,141

		38,453

	Oil, Gas & Consumable Fuels
6,000	China Coal Energy Co., Ltd. H Shares (e)	8,626
20,000	China Petroleum & Chemical Corp. H Shares (e)	19,771
4,500	China Shenhua Energy Co., Ltd. H Shares (e)	22,519
17,000	CNOOC Ltd. (e)	37,872
20,000	PetroChina Co., Ltd. H Shares (e)	28,430
2,000	Yanzhou Coal Mining Co., Ltd. H Shares (e)	7,639

		124,857

	Personal Products
1,500	Hengan International Group Co., Ltd. (e)	13,060

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Pharmaceuticals
4,700	China Shineway Pharmaceutical Group Ltd. (e)	$7,961

	Real Estate Management & Development
4,000	China Overseas Land & Investment Ltd. (e)	9,022
2,000	China Resources Land Ltd. (e)	3,939

		12,961

	Semiconductors & Semiconductor Equipment
37,000	GCL Poly Energy Holdings Ltd. (e)	20,920

	Specialty Retail
8,000	Belle International Holdings Ltd. (e)	17,566
12,000	GOME Electrical Appliances Holdings Ltd. (e)	5,654

		23,220

	Textiles, Apparel & Luxury Goods
3,900	Anta Sports Products Ltd. (e)	5,872
21,000	China Dongxiang Group Co. (e)	4,806
6,000	Li Ning Co., Ltd. (e)	7,347

		18,025

	Transportation Infrastructure
26,000	Beijing Capital International Airport Co., Ltd. H Shares (a)(e)	12,185
4,109	China Merchants Holdings International Co., Ltd. (e)	14,558
8,000	COSCO Pacific Ltd. (e)	12,955

		39,698

	Wireless Telecommunication Services
6,000	China Mobile Ltd. (e)	59,780

	Total China	1,492,116

	Denmark (1.0%)
	Chemicals
1,503	Novozymes A/S, Class B	245,393

	Electrical Equipment
2,511	Vestas Wind Systems A/S (a)	54,894

	Marine
24	AP Moller — Maersk A/S, Class B	183,421

	Pharmaceuticals
5,598	Novo Nordisk A/S, Class B	685,471

	Road & Rail
2,395	DSV A/S	53,002

	Total Denmark	1,222,181

	Finland (1.0%)
	Communications Equipment
55,483	Nokia Oyj	321,065

	Electric Utilities
6,044	Fortum Oyj	159,544

	Food & Staples Retailing
2,234	Kesko Oyj, Class B	86,558

	Insurance
4,192	Sampo Oyj, Class B	127,468

	Machinery
1,765	Kone Oyj, Class B	102,358
1,865	Metso Oyj	90,947
1,686	Wartsila Oyj	48,360

		241,665

	Metals & Mining
3,770	Outokumpu Oyj (b)	40,124
1,570	Rautaruukki Oyj (b)	31,914

		72,038

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Oil, Gas & Consumable Fuels
2,037	Neste Oil Oyj	$26,638

	Paper & Forest Products
9,562	Stora Enso Oyj, Class R	82,015
7,897	UPM-Kymmene Oyj	123,159

		205,174

	Total Finland	1,240,150

	France (7.4%)
	Aerospace & Defense
1,929	European Aeronautic Defence and Space Co., N.V. (b)	66,634
916	Safran SA	37,906
906	Thales SA	38,743

		143,283

	Auto Components
1,354	Cie Generale des Etablissements Michelin, Class B	113,399

	Automobiles
1,482	Peugeot SA	56,031
1,305	Renault SA	69,354

		125,385

	Beverages
865	Pernod-Ricard SA	85,455

	Building Products
1,958	Cie de St-Gobain	112,745

	Chemicals
3,003	Air Liquide SA	411,529

	Commercial Banks
10,826	BNP Paribas	699,902
7,450	Credit Agricole SA	91,174
6,035	Societe Generale	297,768

		1,088,844

	Commercial Services & Supplies
1,618	Edenred	46,600
218	Societe BIC SA	20,547

		67,147

	Communications Equipment
20,688	Alcatel-Lucent (a)	83,342

	Construction & Engineering
3,175	Bouygues SA	119,644
3,354	Vinci SA	193,792

		313,436

	Construction Materials
495	Imerys SA	33,905
2,954	Lafarge SA (b)	157,644

		191,549

	Diversified Financial Services
226	Eurazeo	15,346

	Diversified Telecommunication Services
13,092	France Telecom SA	270,381

	Electric Utilities
1,122	EDF SA (b)	42,588

	Electrical Equipment
4,414	Alstom SA	231,593
2,595	Schneider Electric SA	373,953

		605,546

	Energy Equipment & Services
4,034	Cie Generale de Geophysique-Veritas (a)	135,219

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,026	Technip SA	$220,833

		356,052

	Food & Staples Retailing
6,011	Carrefour SA	176,431
754	Casino Guichard Perrachon SA	68,619

		245,050

	Food Products
4,593	Danone	326,805

	Health Care Equipment & Supplies
1,519	Cie Generale d’Optique Essilor International SA	121,724

	Hotels, Restaurants & Leisure
1,618	Accor SA	71,101
886	Sodexo	67,565

		138,666

	Information Technology Services
361	Atos	19,833
1,461	Cap Gemini SA	71,691

		91,524

	Insurance
10,841	AXA SA	202,161
1,704	CNP Assurances	32,742
1,527	SCOR SE	39,257

		274,160

	Machinery
578	Vallourec SA	58,633

	Media
1,747	Lagardere SCA	67,631
1,010	Publicis Groupe SA	51,263
2,036	Societe Television Francaise 1 (b)	38,712
7,373	Vivendi SA	175,822

		333,428

	Metals & Mining
11,879	ArcelorMittal	369,228

	Multi-Utilities
8,755	GDF Suez	285,494
3,418	Veolia Environnement SA (b)	77,172

		362,666

	Multiline Retail
858	PPR	158,065

	Office Electronics
360	Neopost SA (b)	28,701

	Oil, Gas & Consumable Fuels
25,584	Total SA	1,378,974

	Personal Products
381	L’Oreal SA	45,702

	Pharmaceuticals
7,704	Sanofi	598,048

	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions	23,747
196	Gecina SA	27,208
200	ICADE	22,981
908	Klepierre	33,906
1,280	Unibail-Rodamco SE	284,969

		392,811

	Semiconductors & Semiconductor Equipment
6,988	STMicroelectronics N.V. (b)	54,840

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Software
631	Dassault Systemes SA	$55,507

	Textiles, Apparel & Luxury Goods
448	Hermes International	154,319
1,555	LVMH Moet Hennessy Louis Vuitton SA	283,809

		438,128

	Total France	9,498,687

	Germany (6.6%)
	Air Freight & Logistics
4,924	Deutsche Post AG (Registered)	87,031

	Airlines
1,432	Deutsche Lufthansa AG (Registered)	28,886

	Auto Components
355	Continental AG (a)	35,439

	Automobiles
6,513	Bayerische Motoren Werke AG	653,032
6,477	Daimler AG	471,236
1,112	Porsche Automobil Holding SE (Preference)	85,428
1,659	Volkswagen AG	304,333
839	Volkswagen AG (Preference)	167,648

		1,681,677

	Capital Markets
6,702	Deutsche Bank AG (Registered)	369,408

	Chemicals
5,915	BASF SE	536,971
1,524	K+S AG	122,031
868	Lanxess AG	70,000
732	Linde AG	131,403

		860,405

	Commercial Banks
5,387	Commerzbank AG (a)	20,463

	Construction & Engineering
840	Hochtief AG	67,589

	Diversified Financial Services
334	Deutsche Boerse AG (a)	24,645

	Diversified Telecommunication Services
15,622	Deutsche Telekom AG (Registered)	243,284

	Electric Utilities
10,627	E.ON AG	293,345

	Food & Staples Retailing
1,677	Metro AG	92,824

	Health Care Providers & Services
841	Celesio AG	16,199
1,900	Fresenius Medical Care AG & Co. KGaA	145,729

		161,928

	Hotels, Restaurants & Leisure
1,659	TUI AG (a)	15,383

	Household Products
513	Henkel AG & Co. KGaA (Preference)	34,640

	Industrial Conglomerates
16,176	Siemens AG (Registered)	2,076,369

	Insurance
3,125	Allianz SE (Registered)	408,633
1,437	Muenchener Rueckversicherungs AG (Registered)	212,721

		621,354

	Machinery
1,781	GEA Group AG	61,760

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

545	MAN SE	$72,540

		134,300

	Metals & Mining
2,931	ThyssenKrupp AG	129,829

	Multi-Utilities
1,713	RWE AG	89,899
186	RWE AG (Preference)	8,944

		98,843

	Personal Products
439	Beiersdorf AG	28,315

	Pharmaceuticals
7,698	Bayer AG (Registered)	618,430
253	Merck KGaA	27,039

		645,469

	Software
9,619	SAP AG	602,912

	Specialty Retail
6,232	Esprit Holdings Ltd. (e)	18,164

	Textiles, Apparel & Luxury Goods
1,178	Adidas AG	87,533
77	Puma AG Rudolf Dassler Sport	23,653

		111,186

	Total Germany	8,483,688

	Hong Kong (1.8%)
	Commercial Banks
11,176	Bank of East Asia Ltd.	43,241
25,500	BOC Hong Kong Holdings Ltd.	76,404
7,900	Hang Seng Bank Ltd.	124,014

		243,659

	Diversified Financial Services
7,014	Hong Kong Exchanges and Clearing Ltd.	144,482

	Electric Utilities
14,304	CLP Holdings Ltd.	132,206
11,000	Power Assets Holdings Ltd.	91,029

		223,235

	Gas Utilities
28,183	Hong Kong & China Gas Co., Ltd.	68,955

	Health Care Equipment & Supplies
10,800	Shandong Weigao Group Medical Polymer Co., Ltd.	14,787

	Hotels, Restaurants & Leisure
18,400	Sands China Ltd. (a)	55,594
9,439	Shangri-La Asia Ltd.	24,376

		79,970

	Industrial Conglomerates
19,926	Hutchison Whampoa Ltd.	231,779

	Real Estate Investment Trusts (REITs)
14,880	Link REIT (The)	52,029

	Real Estate Management & Development
16,000	Cheung Kong Holdings Ltd.	243,878
9,000	Hang Lung Group Ltd.	54,301
29,000	Hang Lung Properties Ltd.	107,530
12,373	Henderson Land Development Co., Ltd.	78,260
6,500	Hopewell Holdings Ltd.	21,083
7,114	Hysan Development Co., Ltd.	33,265
8,384	Kerry Properties Ltd.	40,766
28,960	New World Development Co., Ltd.	42,550
29,897	Sino Land Co., Ltd.	50,580

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

16,151	Sun Hung Kai Properties Ltd.	$245,225
9,000	Swire Pacific Ltd., Class A	126,895
18,222	Wharf Holdings Ltd.	133,735
11,000	Wheelock & Co., Ltd.	47,406

		1,225,474

	Road & Rail
11,927	MTR Corp.	40,490

	Specialty Retail
11,000	Hengdeli Holdings Ltd.	5,474

	Water Utilities
38,000	Guangdong Investment Ltd.	20,535

	Total Hong Kong	2,350,869

	India (0.0%)
	Oil, Gas & Consumable Fuels
971	Cairn Energy PLC (a)	5,855

	Indonesia (0.6%)
	Automobiles
14,500	Astra International Tbk PT	119,964

	Commercial Banks
87,500	Bank Central Asia Tbk PT	85,145
22,000	Bank Danamon Indonesia Tbk PT	14,076
67,000	Bank Mandiri Tbk PT	61,708
57,500	Bank Negara Indonesia Persero Tbk PT	30,007
81,000	Bank Rakyat Indonesia Persero Tbk PT	65,711

		256,647

	Construction Materials
10,500	Indocement Tunggal Prakarsa Tbk PT	19,044
26,000	Semen Gresik Persero Tbk PT	28,848

		47,892

	Diversified Telecommunication Services
70,500	Telekomunikasi Indonesia Tbk PT	60,829

	Food Products
61,500	Charoen Pokphand Indonesia Tbk PT	19,675
33,500	Indofood Sukses Makmur Tbk PT	25,011

		44,686

	Gas Utilities
78,000	Perusahaan Gas Negara PT	36,399

	Household Products
10,500	Unilever Indonesia Tbk PT	19,259

	Machinery
12,333	United Tractors Tbk PT	39,492

	Oil, Gas & Consumable Fuels
76,300	Adaro Energy Tbk PT	23,637
132,500	Bumi Resources Tbk PT	47,394
3,200	Indo Tambangraya Megah PT	19,002
6,000	Tambang Batubara Bukit Asam Tbk PT	15,009

		105,042

	Pharmaceuticals
38,000	Kalbe Farma Tbk PT	15,560

	Tobacco
4,500	Gudang Garam Tbk PT	26,893

	Total Indonesia	772,663

	Italy (0.2%)
	Energy Equipment & Services
3,943	Saipem SpA	204,868

	Oil, Gas & Consumable Fuels
1,612	ENI SpA	34,950

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Total Italy	$239,818

	Japan (19.9%)
	Air Freight & Logistics
3,435	Yamato Holdings Co., Ltd.	58,930

	Auto Components
2,500	Aisin Seiki Co., Ltd.	96,829
14,500	Bridgestone Corp.	361,199
12,200	Denso Corp.	434,991
2,059	NGK Spark Plug Co., Ltd.	29,141
5,100	Stanley Electric Co., Ltd.	86,769
2,400	Toyota Boshoku Corp. (b)	40,406
1,200	Toyota Industries Corp.	39,338

		1,088,673

	Automobiles
19,909	Honda Motor Co., Ltd.	795,034
27,805	Nissan Motor Co., Ltd.	297,527
4,200	Suzuki Motor Corp.	97,547
22,755	Toyota Motor Corp.	931,308
700	Yamaha Motor Co., Ltd. (a)	13,554

		2,134,970

	Beverages
4,100	Asahi Group Holdings Ltd. (b)	86,810
8,000	Kirin Holdings Co., Ltd.	117,727

		204,537

	Building Products
13,500	Asahi Glass Co., Ltd.	156,290
4,600	Daikin Industries Ltd.	163,404
2,962	JS Group Corp.	74,233
6,500	Nippon Sheet Glass Co., Ltd.	20,748
6,500	TOTO Ltd.	50,926

		465,601

	Capital Markets
28,000	Daiwa Securities Group, Inc.	122,059
4,400	Matsui Securities Co., Ltd. (b)	22,078
13,000	Mizuho Securities Co., Ltd. (a)	31,709
19,050	Nomura Holdings, Inc.	92,914
186	SBI Holdings, Inc.	18,248

		287,008

	Chemicals
15,000	Asahi Kasei Corp. (b)	106,059
3,000	Daicel Chemical Industries Ltd.	21,478
8,546	Denki Kagaku Kogyo KK	41,347
2,408	JSR Corp.	49,196
5,000	Kaneka Corp.	32,110
4,556	Kuraray Co., Ltd.	68,918
19,500	Mitsubishi Chemical Holdings Corp.	152,509
9,500	Mitsui Chemicals, Inc.	36,214
2,600	Nissan Chemical Industries Ltd.	30,994
2,400	Nitto Denko Corp.	115,747
6,397	Shin-Etsu Chemical Co., Ltd.	345,608
12,000	Showa Denko KK (b)	25,065
16,000	Sumitomo Chemical Co., Ltd.	81,363
13,608	Teijin Ltd. (b)	60,889
14,000	Toray Industries, Inc.	108,792
11,000	Tosoh Corp.	46,839

		1,323,128

	Commercial Banks
3,500	77 Bank Ltd. (The)	15,390
3,000	Bank of Kyoto Ltd. (The) (b)	27,407
14,000	Bank of Yokohama Ltd. (The)	68,693

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

7,000	Chiba Bank Ltd. (The) (b)	$44,409
8,000	Fukuoka Financial Group, Inc.	34,039
17,000	Hokuhoku Financial Group, Inc.	35,526
8,000	Joyo Bank Ltd. (The)	33,608
73,260	Mitsubishi UFJ Financial Group, Inc. (f)	372,429
159,400	Mizuho Financial Group, Inc.	262,540
9,000	Nishi-Nippon City Bank Ltd. (The)	27,638
3,900	Resona Holdings, Inc.	19,321
17,500	Shinsei Bank Ltd. (b)	22,317
7,000	Shizuoka Bank Ltd. (The) (b)	65,867
10,100	Sumitomo Mitsui Financial Group, Inc.	318,852
55,623	Sumitomo Mitsui Trust Holdings, Inc.	204,874
1,000	Suruga Bank Ltd.	8,730

		1,561,640

	Commercial Services & Supplies
5,500	Dai Nippon Printing Co., Ltd.	62,490
2,485	Secom Co., Ltd.	124,240
6,000	Toppan Printing Co., Ltd.	47,479

		234,209

	Computers & Peripherals
38,000	Fujitsu Ltd.	223,858
29,500	NEC Corp. (a)	67,359
5,600	Seiko Epson Corp.	95,541
45,026	Toshiba Corp.	234,690

		621,448

	Construction & Engineering
11,546	JGC Corp. (b)	360,215
16,000	Kajima Corp.	49,621
12,571	Obayashi Corp.	58,200
12,000	Shimizu Corp. (b)	53,099
18,000	Taisei Corp. (b)	42,976

		564,111

	Consumer Finance
1,600	Credit Saison Co., Ltd.	27,348

	Containers & Packaging
2,517	Toyo Seikan Kaisha Ltd. (b)	44,044

	Diversified Consumer Services
854	Benesse Holdings, Inc.	36,979

	Diversified Financial Services
290	ORIX Corp.	31,368

	Diversified Telecommunication Services
1,900	Nippon Telegraph & Telephone Corp.	93,871

	Electric Utilities
2,500	Chubu Electric Power Co., Inc. (b)	43,020
3,800	Kansai Electric Power Co., Inc. (The) (b)	64,254
1,600	Kyushu Electric Power Co., Inc. (b)	25,292
2,900	Tohoku Electric Power Co., Inc.	37,476

		170,042

	Electrical Equipment
10,500	Furukawa Electric Co., Ltd. (b)	45,211
10,000	GS Yuasa Corp. (b)	69,488
1,900	Mabuchi Motor Co., Ltd. (b)	98,426
38,552	Mitsubishi Electric Corp.	455,224
1,204	Nidec Corp.	119,680
7,400	Sumitomo Electric Industries Ltd.	110,760
800	Ushio, Inc.	15,090

		913,879

	Electronic Equipment, Instruments & Components
5,150	Citizen Holdings Co., Ltd.	30,978

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

9,200	FUJIFILM Holdings Corp.	$278,469
500	Hirose Electric Co., Ltd. (b)	50,219
38,000	Hitachi Ltd.	236,085
4,800	Hoya Corp.	116,760
3,100	Ibiden Co., Ltd.	94,436
1,047	Keyence Corp. (b)	295,682
3,400	Kyocera Corp.	363,786
2,200	Murata Manufacturing Co., Ltd.	143,146
8,500	Nippon Electric Glass Co., Ltd.	107,586
5,404	Omron Corp. (b)	152,233
1,552	TDK Corp. (b)	80,270
3,450	Yokogawa Electric Corp. (a)(b)	30,542

		1,980,192

	Food & Staples Retailing
1,899	FamilyMart Co., Ltd.	71,675
5,100	Seven & I Holdings Co., Ltd.	145,260

		216,935

	Food Products
2,400	Yakult Honsha Co., Ltd. (b)	68,706

	Gas Utilities
8,000	Osaka Gas Co., Ltd.	31,677
10,000	Tokyo Gas Co., Ltd.	47,705

		79,382

	Health Care Equipment & Supplies
2,400	Olympus Corp. (b)	85,423
1,900	Sysmex Corp.	72,741
3,250	Terumo Corp.	183,088

		341,252

	Hotels, Restaurants & Leisure
650	Oriental Land Co., Ltd. (b)	60,929

	Household Durables
5,050	Casio Computer Co., Ltd. (b)	35,756
30,100	Panasonic Corp.	358,130
7,072	Sekisui Chemical Co., Ltd.	65,430
11,046	Sekisui House Ltd. (b)	105,647
7,500	Sharp Corp. (b)	69,191
10,096	Sony Corp.	254,909

		889,063

	Household Products
3,200	Unicharm Corp.	144,539

	Information Technology Services
700	Itochu Techno-Solutions Corp.	27,669
2,250	Nomura Research Institute Ltd.	53,662
18	NTT Data Corp.	62,454
180	Obic Co., Ltd.	35,513

		179,298

	Insurance
4,200	MS&AD Insurance Group Holdings	105,570
9,000	NKSJ Holdings, Inc.	59,711
2,350	T&D Holdings, Inc.	57,825
9,668	Tokio Marine Holdings, Inc.	285,274

		508,380

	Internet Software & Services
203	Yahoo! Japan Corp. (b)	71,945

	Leisure Equipment & Products
3,400	Nikon Corp. (b)	79,840
2,250	Shimano, Inc. (b)	118,647

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,100	Yamaha Corp.	$25,016

		223,503

	Machinery
4,553	Amada Co., Ltd.	35,380
3,450	Fanuc Corp.	653,567
4,800	Hitachi Construction Machinery Co., Ltd. (b)	108,717
16,530	IHI Corp.	44,796
15,500	Kawasaki Heavy Industries Ltd.	56,868
18,700	Komatsu Ltd.	583,451
28,000	Kubota Corp.	253,849
1,400	Kurita Water Industries Ltd.	40,674
1,300	Makita Corp.	61,191
7,000	Minebea Co., Ltd.	35,674
37,550	Mitsubishi Heavy Industries Ltd. (b)	175,362
2,600	Nabtesco Corp.	65,811
8,060	NGK Insulators Ltd.	147,538
7,553	NSK Ltd.	73,478
8,051	NTN Corp.	48,648
1,305	SMC Corp.	240,183
7,000	Sumitomo Heavy Industries Ltd.	49,335
1,000	THK Co., Ltd.	25,811

		2,700,333

	Marine
34,000	Kawasaki Kisen Kaisha Ltd. (b)	111,600
13,000	Mitsui O.S.K. Lines Ltd.	68,305
13,015	Nippon Yusen KK (b)	47,797

		227,702

	Metals & Mining
7,595	Dowa Holdings Co., Ltd.	51,008
6,100	JFE Holdings, Inc.	166,171
25,000	Kobe Steel Ltd. (b)	55,121
21,000	Mitsubishi Materials Corp.	71,621
15,604	Mitsui Mining & Smelting Co., Ltd.	56,639
85,108	Nippon Steel Corp. (b)	287,073
72,000	Sumitomo Metal Industries Ltd.	172,831
16,500	Sumitomo Metal Mining Co., Ltd.	292,503

		1,152,967

	Multiline Retail
1,500	Ryohin Keikaku Co., Ltd.	77,803

	Office Electronics
7,404	Canon, Inc.	360,061
7,030	Konica Minolta Holdings, Inc.	57,103

		417,164

	Oil, Gas & Consumable Fuels
24	INPEX Corp.	186,293
24,400	JX Holdings, Inc.	176,245
3,400	Showa Shell Sekiyu KK (b)	32,629
4,000	TonenGeneral Sekiyu KK (b)	50,260

		445,427

	Paper & Forest Products
1,400	Nippon Paper Group, Inc.	31,265
31,000	OJI Paper Co., Ltd.	155,346

		186,611

	Personal Products
3,700	Shiseido Co., Ltd.	71,079

	Pharmaceuticals
5,600	Daiichi Sankyo Co., Ltd.	115,776
2,000	Takeda Pharmaceutical Co., Ltd.	95,562

		211,338

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Real Estate Investment Trusts (REITs)
7	Japan Real Estate Investment Corp.	$70,269
24	Japan Retail Fund Investment Corp.	37,510
8	Nippon Building Fund, Inc.	81,976

		189,755

	Real Estate Management & Development
4,000	Aeon Mall Co., Ltd.	103,121
1,256	Daito Trust Construction Co., Ltd.	120,895
7,000	Daiwa House Industry Co., Ltd.	94,228
17,000	Mitsubishi Estate Co., Ltd.	305,253
12,500	Mitsui Fudosan Co., Ltd.	238,150
6,500	Sumitomo Realty & Development Co., Ltd.	160,681
9,000	Tokyu Land Corp.	42,248

		1,064,576

	Road & Rail
13	Central Japan Railway Co.	112,223
3,400	East Japan Railway Co.	213,587
6,000	Keikyu Corp. (b)	46,731
3,000	Keio Corp. (b)	18,139
15,550	Kintetsu Corp. (b)	52,595
11,500	Nippon Express Co., Ltd.	50,739
8,500	Tobu Railway Co., Ltd. (b)	37,074
12,000	Tokyu Corp.	53,846
900	West Japan Railway Co.	38,279

		623,213

	Semiconductors & Semiconductor Equipment
2,450	Advantest Corp.	43,498
1,605	Rohm Co., Ltd.	93,714
3,400	Tokyo Electron Ltd.	183,378

		320,590

	Software
1,700	Konami Corp.	44,620
1,408	Nintendo Co., Ltd.	224,504
750	Oracle Corp. Japan	25,179
1,600	Trend Micro, Inc.	50,198

		344,501

	Specialty Retail
1,500	Fast Retailing Co., Ltd. (b)	266,119
300	Shimamura Co., Ltd.	30,286
620	USS Co., Ltd.	49,400
1,160	Yamada Denki Co., Ltd.	92,546

		438,351

	Textiles, Apparel & Luxury Goods
2,571	Nisshinbo Holdings, Inc.	25,341

	Tobacco
40	Japan Tobacco, Inc.	182,107

	Trading Companies & Distributors
23,651	ITOCHU Corp.	274,000
21,550	Marubeni Corp.	161,532
22,000	Mitsubishi Corp.	590,512
18,200	Mitsui & Co., Ltd.	343,421
11,000	Sumitomo Corp.	155,777

		1,525,242

	Transportation Infrastructure
2,000	Mitsubishi Logistics Corp.	23,053

	Wireless Telecommunication Services
30	NTT DoCoMo, Inc.	55,099

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

12,600	Softbank Corp.	$491,724

		546,823

	Total Japan	25,399,886

	Korea, Republic of (0.9%)
	Auto Components
117	Hyundai Mobis	42,105

	Automobiles
280	Hyundai Motor Co.	62,294
420	Kia Motors Corp.	30,769

		93,063

	Capital Markets
360	Daewoo Securities Co., Ltd.	6,318
142	Samsung Securities Co., Ltd.	10,683

		17,001

	Chemicals
142	Cheil Industries, Inc.	16,203
88	LG Chem Ltd.	39,160
35	OCI Co., Ltd.	13,476

		68,839

	Commercial Banks
380	Hana Financial Group, Inc.	14,928
610	Industrial Bank of Korea	10,502
710	KB Financial Group, Inc.	35,284
1,020	Korea Exchange Bank	9,059
790	Shinhan Financial Group Co., Ltd.	37,861
470	Woori Finance Holdings Co., Ltd.	6,188

		113,822

	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	12,170
123	GS Engineering & Construction Corp.	13,858
150	Hyundai Engineering & Construction Co., Ltd.	12,270
70	Samsung Engineering Co., Ltd.	17,240

		55,538

	Diversified Telecommunication Services
420	KT Corp.	15,738

	Electric Utilities
510	Korea Electric Power Corp. (a)	12,387

	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd.	11,550
115	Samsung Electro-Mechanics Co., Ltd.	9,459
72	Samsung SDI Co., Ltd.	11,590

		32,599

	Food & Staples Retailing
47	E-Mart Co., Ltd. (a)	12,259

	Household Durables
182	LG Electronics, Inc.	13,857

	Industrial Conglomerates
339	LG Corp.	25,291
77	Samsung Techwin Co., Ltd.	5,638

		30,929

	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	16,961

	Internet Software & Services
83	NHN Corp. (a)	16,520

	Machinery
84	Hyundai Heavy Industries Co., Ltd.	32,447

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

450	Samsung Heavy Industries Co., Ltd.	$18,290

		50,737

	Metals & Mining
149	Hyundai Steel Co.	18,338
118	POSCO	51,916

		70,254

	Multiline Retail
26	Lotte Shopping Co., Ltd.	11,219
16	Shinsegae Co., Ltd.	4,976

		16,195

	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	19,727
126	SK Innovation Co., Ltd.	26,113

		45,840

	Semiconductors & Semiconductor Equipment
900	Hynix Semiconductor, Inc.	20,660
506	Samsung Electronics Co., Ltd.	404,416
36	Samsung Electronics Co., Ltd. (Preference)	19,151

		444,227

	Tobacco
221	KT&G Corp.	13,749

	Trading Companies & Distributors
290	Samsung C&T Corp.	23,051

	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	13,631

	Total Korea, Republic of	1,219,302

	Mexico (0.5%)
	Beverages
8,500	Fomento Economico Mexicano SAB de CV (Units) (d)	61,556
2,700	Grupo Modelo SAB de CV	16,668

		78,224

	Chemicals
3,300	Mexichem SAB de CV	14,325

	Commercial Banks
6,300	Grupo Financiero Banorte SAB de CV Series O	27,589
3,500	Grupo Financiero Inbursa SA	16,460

		44,049

	Construction Materials
37,300	Cemex SAB de CV (Units) (a)(d)	26,377

	Diversified Telecommunication Services
25,300	Telefonos de Mexico SAB de CV	20,477

	Food & Staples Retailing
27,600	Wal-Mart de Mexico SAB de CV Series V	76,211

	Food Products
7,200	Grupo Bimbo SAB de CV	17,305

	Household Products
2,400	Kimberly-Clark de Mexico SAB de CV, Class A	14,927

	Industrial Conglomerates
1,200	Alfa SAB de CV	17,585

	Media
10,200	Grupo Televisa SA	45,363

	Metals & Mining
14,800	Grupo Mexico SAB de CV Series B	54,599
420	Industrias Penoles SAB de CV	18,103

2,500	Minera Frisco SAB de CV (a)	12,562

		85,264

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Specialty Retail
295	Grupo Elektra SA de CV	$21,364

	Wireless Telecommunication Services
152,400	America Movil SAB de CV	196,581

	Total Mexico	658,052

	Netherlands (2.7%)
	Air Freight & Logistics
8,488	PostNL N.V.	66,114
8,488	TNT N.V. (a)	85,984

		152,098

	Beverages
3,824	Heineken N.V.	225,996

	Chemicals
3,337	Akzo Nobel N.V.	203,233

2,203	Koninklijke DSM N.V.	124,672

		327,905

	Diversified Financial Services
33,580	ING Groep N.V. (Share Certificates) (a)	359,242

	Diversified Telecommunication Services
22,293	Koninklijke KPN N.V.	318,216

	Energy Equipment & Services
995	Fugro N.V. (Share Certificates)	76,544
2,515	SBM Offshore N.V.	60,385

		136,929

	Food & Staples Retailing
18,160	Koninklijke Ahold N.V.	241,587

	Food Products
21,786	Unilever N.V. (Share Certificates) (b)	708,400

	Industrial Conglomerates
15,022	Koninklijke Philips Electronics N.V.	374,117

	Insurance
19,179	Aegon N.V. (a)	109,612

	Media
8,407	Reed Elsevier N.V. (b)	111,822
5,723	Wolters Kluwer N.V.	118,440

		230,262

	Professional Services
395	Randstad Holding N.V.	17,723

	Real Estate Investment Trusts (REITs)
769	Corio N.V.	46,781

	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V.	198,995

	Total Netherlands	3,447,863

	Norway (2.0%)
	Chemicals
10,517	Yara International ASA	598,194

	Commercial Banks
21,334	DnB NOR ASA	309,703

	Diversified Telecommunication Services
32,460	Telenor ASA	541,235

	Energy Equipment & Services
2,440	Aker Solutions ASA	42,667
4,637	Seadrill Ltd.	161,218
4,132	Subsea 7 SA (a)	108,671

		312,556

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Industrial Conglomerates
15,172	Orkla ASA	$142,706

	Metals & Mining
28,427	Norsk Hydro ASA	201,606

	Oil, Gas & Consumable Fuels
17,923	Statoil ASA	438,693

	Semiconductors & Semiconductor Equipment
2,800	Renewable Energy Corp. ASA (a)(b)	5,182

	Total Norway	2,549,875

	Philippines (0.6%)
	Commercial Banks
58,200	Bank of the Philippine Islands	82,377
34,300	Metropolitan Bank & Trust	62,611

		144,988

	Diversified Financial Services
7,176	Ayala Corp.	55,500

	Electric Utilities
9,230	Manila Electric Co.	61,111

	Independent Power Producers & Energy Traders
59,200	Aboitiz Power Corp.	45,611
250,000	Energy Development Corp.	40,241

		85,852

	Industrial Conglomerates
69,000	Aboitiz Equity Ventures, Inc.	68,613
130,700	Alliance Global Group, Inc. (a)	35,938
6,000	SM Investments Corp.	77,243

		181,794

	Real Estate Management & Development
172,300	Ayala Land, Inc.	68,553
173,000	SM Prime Holdings, Inc.	47,355

		115,908

	Wireless Telecommunication Services
1,530	Philippine Long Distance Telephone Co.	86,497

	Total Philippines	731,650

	Poland (1.0%)
	Chemicals
405	Synthos SA	833

	Commercial Banks
2,638	Bank Pekao SA	150,749
334	BRE Bank SA (a)	38,171
8,481	Getin Holding SA (a)	34,407
15,012	Powszechna Kasa Oszczednosci Bank Polski SA	221,485

		444,812

	Diversified Telecommunication Services
15,679	Telekomunikacja Polska SA	98,130

	Electric Utilities
15,174	PGE SA	126,265
23,900	Tauron Polska Energia SA	55,275

		181,540

	Insurance
1,100	Powszechny Zaklad Ubezpieczen SA	149,485

	Metals & Mining
3,062	KGHM Polska Miedz SA	209,638

	Oil, Gas & Consumable Fuels
7,537	Polski Koncern Naftowy Orlen SA (a)	125,818

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

41,073	Polskie Gornictwo Naftowe i Gazownictwo SA	$62,571

		188,389

	Software
646	Asseco Poland SA	11,041

	Total Poland	1,283,868

	Russia (1.0%)
	Commercial Banks
16,588	VTB Bank OJSC (Registered GDR)	98,746

	Metals & Mining
7,491	MMC Norilsk Nickel OJSC (ADR) (a)	199,026

	Oil, Gas & Consumable Fuels
29,223	Gazprom OAO (ADR) (a)	413,540
2,968	LUKOIL OAO (ADR)	196,419
487	NovaTek OAO (Registered GDR)	75,108
9,673	Rosneft Oil Co. (Registered GDR)	81,692
9,300	Surgutneftegas OJSC (ADR) (a)(b)	94,395
2,564	Tatneft (ADR)	106,985

		968,139

	Wireless Telecommunication Services
2,850	Mobile Telesystems OJSC (ADR)	53,523

	Total Russia	1,319,434

	Singapore (1.8%)
	Aerospace & Defense
16,000	Singapore Technologies Engineering Ltd.	40,065

	Airlines
9,276	Singapore Airlines Ltd.	109,187

	Commercial Banks
24,413	DBS Group Holdings Ltd.	314,107
45,093	Oversea-Chinese Banking Corp., Ltd.	371,636
21,508	United Overseas Bank Ltd.	365,404

		1,051,147

	Distributors
31	Jardine Cycle & Carriage Ltd.	1,243

	Diversified Financial Services
7,490	Singapore Exchange Ltd. (b)	46,336

	Diversified Telecommunication Services
94,630	Singapore Telecommunications Ltd.	260,991

	Food & Staples Retailing
7,000	Olam International Ltd.	15,294

	Food Products
13,000	Wilmar International Ltd. (b)	63,439

	Hotels, Restaurants & Leisure
87,000	Genting Singapore PLC (a)(b)	136,862

	Industrial Conglomerates
13,000	Fraser and Neave Ltd.	64,634
18,700	Keppel Corp., Ltd.	171,457
12,511	SembCorp Industries Ltd.	52,517

		288,608

	Machinery
11,400	SembCorp Marine Ltd. (b)	50,987

	Media
11,350	Singapore Press Holdings Ltd. (b)	37,092

	Real Estate Investment Trusts (REITs)
18,000	Ascendas Real Estate Investment Trust	30,483
26,704	CapitaMall Trust	41,747

		72,230

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Real Estate Management & Development
30,000	CapitaLand Ltd.	$72,029
6,462	City Developments Ltd.	56,448

		128,477

	Road & Rail
19,089	ComfortDelGro Corp. Ltd.	22,706

	Trading Companies & Distributors
29,726	Noble Group Ltd. (b)	46,001

	Total Singapore	2,370,665

	Spain (0.4%)
	Commercial Banks
11,607	Banco Bilbao Vizcaya Argentaria SA	121,427
28,608	Banco Santander SA (b)	298,529

		419,956

	Diversified Consumer Services
6,282	Distribuidora Internacional de Alimentacion SA (a)	26,629

	Diversified Telecommunication Services
4,124	Telefonica SA	92,006

	Oil, Gas & Consumable Fuels
549	Repsol YPF SA (b)	17,251

	Total Spain	555,842

	Sweden (3.2%)
	Building Products
4,252	Assa Abloy AB, Class B (b)	109,006

	Commercial Banks
26,872	Nordea Bank AB	285,017
7,952	Svenska Handelsbanken AB, Class A	249,358

		534,375

	Commercial Services & Supplies
1,600	Securitas AB, Class B	16,252

	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson, Class B	655,789

	Construction & Engineering
10,019	Skanska AB, Class B	162,613

	Diversified Financial Services
6,402	Investor AB, Class B	138,756

	Diversified Telecommunication Services
2,733	Tele2 AB, Class B	58,024
28,889	TeliaSonera AB	220,428

		278,452

	Health Care Equipment & Supplies
4,160	Getinge AB, Class B (b)	112,122

	Household Durables
3,913	Electrolux AB Series B (b)	73,779
3,913	Husqvarna AB Class B	22,622

		96,401

	Machinery
3,528	Alfa Laval AB	73,390
8,999	Atlas Copco AB, Class A	211,640
5,704	Atlas Copco AB, Class B	119,502
11,854	Sandvik AB	188,372
3,791	SKF AB, Class B	99,463
7,986	Volvo AB, Class A	128,419
11,920	Volvo AB, Class B	191,709

		1,012,495

	Metals & Mining
4,781	SSAB AB, Class A	64,039

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Oil, Gas & Consumable Fuels
3,306	Lundin Petroleum AB (a)	$45,304

	Paper & Forest Products
1,250	Holmen AB, Class B	36,312
12,844	Svenska Cellulosa AB, Class B	186,695

		223,007

	Personal Products
2,254	Oriflame Cosmetics SA (SDR)	102,870

	Specialty Retail
12,916	Hennes & Mauritz AB, Class B	440,258

	Tobacco
4,193	Swedish Match AB	155,718

	Total Sweden	4,147,457

	Switzerland (8.4%)
	Building Products
451	Geberit AG (Registered) (a)	106,286

	Capital Markets
9,588	Credit Suisse Group AG (Registered) (a)	345,194
1,827	GAM Holding AG (a)	28,293
1,827	Julius Baer Group Ltd. (a)	76,998
24,629	UBS AG (Registered) (a)	406,759

		857,244

	Chemicals
99	Givaudan SA (a)	108,145
1,918	Syngenta AG (Registered) (a)	611,693

		719,838

	Computers & Peripherals
2,768	Logitech International SA (Registered) (a)(b)	26,552

	Construction Materials
3,194	Holcim Ltd. (a)	216,784

	Diversified Financial Services
57	Pargesa Holding SA	5,045

	Diversified Telecommunication Services
272	Swisscom AG (Registered)	130,477

	Electrical Equipment
31,980	ABB Ltd. (Registered) (a)	764,650

	Energy Equipment & Services
4,034	Transocean Ltd.	245,733

	Food Products
49,128	Nestle SA (Registered)	3,125,237

	Health Care Equipment & Supplies
144	Straumann Holding AG (Registered)	32,793
977	Synthes, Inc. (g)	175,868

		208,661

	Insurance
465	Baloise-Holding AG (Registered)	46,358
278	Swiss Life Holding AG (Registered) (a)	41,188
3,768	Swiss Re Ltd. (a)	210,473
1,151	Zurich Financial Services AG (a)	273,157

		571,176

	Life Sciences Tools & Services
401	Lonza Group AG (Registered) (a)	34,108

	Machinery
602	Schindler Holding AG	70,762

	Pharmaceuticals
21,734	Novartis AG (Registered)	1,332,350

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

6,540	Roche Holding AG	$1,172,277

		2,504,627

	Professional Services
193	Adecco SA (Registered) (a)	11,569
22	SGS SA (Registered)	42,637

		54,206

	Textiles, Apparel & Luxury Goods
8,757	Cie Financiere Richemont SA	563,149
782	Swatch Group AG (The)	422,779
742	Swatch Group AG (The) (Registered)	68,895

		1,054,823

	Total Switzerland	10,696,209

	Thailand (0.6%)
	Commercial Banks
13,300	Bangkok Bank PCL	77,279
24,100	Bangkok Bank PCL (Foreign Registered)	142,047
53,600	Bank of Ayudhya PCL	49,400
16,900	Kasikornbank PCL	79,455
33,100	Kasikornbank PCL (Foreign)	156,740
74,400	Krung Thai Bank PCL	51,648
43,300	Siam Commercial Bank PCL (Foreign)	182,588

	Total Thailand	739,157

	United Kingdom (19.4%)
	Aerospace & Defense
29,916	BAE Systems PLC	148,443
14,392	Cobham PLC	47,865
17,668	Rolls-Royce Holdings PLC (a)	188,210

		384,518

	Beverages
35,234	Diageo PLC	716,374
7,109	SABMiller PLC	265,305

		981,679

	Capital Markets
5,781	3i Group PLC	25,367
2,531	Investec PLC	19,850
15,431	Man Group PLC	55,981
1,714	Schroders PLC	45,588

		146,786

	Chemicals
2,781	Johnson Matthey PLC	92,479

	Commercial Banks
59,347	Barclays PLC	216,241
192,965	HSBC Holdings PLC	1,884,652
84,611	Lloyds Banking Group PLC (a)	59,904
158,728	Royal Bank of Scotland Group PLC (a)	92,194
23,363	Standard Chartered PLC	593,984

		2,846,975

	Commercial Services & Supplies
8,623	Aggreko PLC	272,082
4,556	G4S PLC	20,430
1,852	Serco Group PLC	16,350

		308,862

	Construction & Engineering
15,127	Balfour Beatty PLC	74,923

	Containers & Packaging
11,460	Rexam PLC	69,601

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Diversified Telecommunication Services
100,028	BT Group PLC	$327,820

	Electric Utilities
13,950	Scottish & Southern Energy PLC (b)	298,288

	Energy Equipment & Services
4,984	AMEC PLC	85,784
3,908	Petrofac Ltd.	89,259

		175,043

	Food & Staples Retailing
13,046	J Sainsbury PLC	64,830
67,485	Tesco PLC	423,093

		487,923

	Food Products
14,443	Unilever PLC	461,474

	Health Care Equipment & Supplies
17,251	Smith & Nephew PLC	180,962

	Hotels, Restaurants & Leisure
2,354	Carnival PLC	81,302
24,002	Compass Group PLC	225,100
4,888	Intercontinental Hotels Group PLC	96,237
2,883	Whitbread PLC	73,299

		475,938

	Household Products
6,776	Reckitt Benckiser Group PLC	382,891

	Independent Power Producers & Energy Traders
4,314	International Power PLC	21,551

	Industrial Conglomerates
3,763	Smiths Group PLC	69,749

	Insurance
1,795	Admiral Group PLC	45,442
20,604	Aviva PLC	133,948
55,366	Legal & General Group PLC	101,194
46,306	Old Mutual PLC	95,842
19,865	Prudential PLC	223,314
33,509	RSA Insurance Group PLC	71,929
18,815	Standard Life PLC	60,781

		732,450

	Internet & Catalog Retail
10,876	Home Retail Group PLC	24,080

	Machinery
9,949	Charter International PLC	129,389
7,192	Invensys PLC	36,386

		165,775

	Media
23,145	British Sky Broadcasting Group PLC	270,393
11,351	Pearson PLC	217,658
15,530	Reed Elsevier PLC	140,552
43,811	WPP PLC	494,570

		1,123,173

	Metals & Mining
16,677	Anglo American PLC	785,912
10,208	BHP Billiton PLC	383,529
2,433	Randgold Resources Ltd.	221,122
19,806	Rio Tinto PLC	1,382,624
18,331	Xstrata PLC	385,164

		3,158,351

	Multi-Utilities
27,327	Centrica PLC	136,841

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

32,306	National Grid PLC	$316,909

		453,750

	Multiline Retail
15,209	Marks & Spencer Group PLC	86,032
2,785	Next PLC	108,109

		194,141

	Oil, Gas & Consumable Fuels
44,471	BG Group PLC	1,046,042
164,746	BP PLC	1,238,449
47,478	Royal Dutch Shell PLC, Class A	1,729,969
36,174	Royal Dutch Shell PLC, Class B	1,321,040
557	Tullow Oil PLC	11,161

		5,346,661

	Pharmaceuticals
12,726	AstraZeneca PLC	618,338
48,103	GlaxoSmithKline PLC	1,073,387

		1,691,725

	Professional Services
1,773	Capita Group PLC (The)	20,812
8,775	Experian PLC	115,045

		135,857

	Real Estate Investment Trusts (REITs)
9,395	British Land Co., PLC	89,714
6,556	Capital Shopping Centres Group PLC	39,964
8,687	Hammerson PLC	66,346
8,271	Land Securities Group PLC	115,266
8,784	Segro PLC	43,316

		354,606

	Road & Rail
9,040	Firstgroup PLC	54,048

	Semiconductors & Semiconductor Equipment
25,507	ARM Holdings PLC	244,576

	Software
20,512	Sage Group PLC (The)	91,914

	Specialty Retail
15,420	Kingfisher PLC	63,607

	Textiles, Apparel & Luxury Goods
4,894	Burberry Group PLC	119,347

	Tobacco
17,901	British American Tobacco PLC	825,027
7,151	Imperial Tobacco Group PLC	247,571

		1,072,598

	Trading Companies & Distributors
4,376	Bunzl PLC	55,184
844	Wolseley PLC	24,970

		80,154

	Water Utilities
4,677	Severn Trent PLC	109,074
1,972	United Utilities Group PLC	18,974

		128,048

	Wireless Telecommunication Services
620,519	Vodafone Group PLC	1,748,610

	Total United Kingdom	24,770,933

	United States (0.2%)
	Distributors
30,440	Li & Fung Ltd. (e)	50,791

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Energy Equipment & Services
6,933	Tenaris SA	$152,894

	Real Estate Management & Development
3,310	Lend Lease Group (Stapled Securities) (c)(d)	32,166

	Total United States	235,851

	Total Common Stocks (Cost $102,514,324)	115,879,571

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (11.4%)
	Securities held as Collateral on Loaned Securities (4.5%)
	Repurchase Agreements (1.6%)
$117	Barclays Capital, Inc. (0.15%, dated 07/29/11, due 08/01/11; proceeds $117,455; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.00% due 08/04/11; valued at $119,803)	117,454
750	Barclays Capital, Inc. (0.20%, dated 07/29/11, due 08/01/11; proceeds $750,116; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 0.00% due 01/03/12; valued at $765,112)	750,104
625	Deutsche Bank Securities, Inc. (0.25%, dated 07/29/11, due 08/01/11; proceeds $625,099; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% – 5.00% due 08/01/24 – 11/01/36; valued at $637,588)	625,086
554	Merril Lynch & Co., Inc. (0.24%, dated 07/29/11, due 08/01/11; proceeds $553,659; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 2.50% due 10/20/38; valued at $564,721)	553,648

	Total Repurchase Agreements (Cost $2,046,292)	2,046,292

NUMBER OF
SHARES (000)

	Investment Company (2.9%)
3,733	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,732,801) (h)		3,732,801

	Total Securities held as Collateral on Loaned Securities (Cost $5,779,093)		5,779,093

	Investment Company (6.9%)
8,753	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $8,753,429) (h)		8,753,429

	Total Short-Term Investments (Cost $14,532,522)		14,532,522

	Total Investments (Cost $117,046,846) (i)(j)(k)	102.0%	130,412,093
	Liabilities in Excess of Other Assets	(2.0)	(2,572,941)

	Net Assets	100.0%	$127,839,152

ADR	American Depositary Receipt.

CDI	CHESS Depositary Interest.

GDR	Global Depositary Receipt.

PPS	Price Protected Share.

SDR	Swedish Depositary Receipt.

(a)	Non-income producing security.

(b)	The value of loaned securities and related collateral outstanding at July 31, 2011 were $5,527,404 and $5,803,644, respectively. The Fund received cash collateral of $5,779,093 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $24,551 was received in the form of U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Comprised of securities in separate entities that are traded as a single stapled security.

(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

(e)	Security trades on the Hong Kong exchange.

(f)	For the nine months ended July 31, 2011, the proceeds of sales of Mitsubishi UFJ Financial Group, Inc. common stock, an affiliate of the Adviser, Administrator and Distributor, was $28,346, including net realized losses of $30,379.

(g)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(i)	The approximate market value and percentage of net assets, $114,054,435 and 89.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)	Securities have been designated as collateral in connection with open futures and foreign currency exchange contracts.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at July 31, 2011:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)
Credit Suisse First Boston Europe		$2,012,117	EUR	1,440,230	08/18/11	$56,634
Deutsche Bank	EUR	956,741		$1,352,000	08/18/11	(22,267)
Deutsche Bank		$315,875	EUR	224,839	08/18/11	7,085
Deutsche Bank		$2,425,661	EUR	1,712,384	08/18/11	34,014
Deutsche Bank		$492,502	EUR	342,882	08/18/11	15
Goldman Sachs & Co.	AUD	382,156		$412,782	08/18/11	(6,262)
Goldman Sachs & Co.		$2,044,116	AUD	1,937,147	08/18/11	80,017
Goldman Sachs & Co.		$521,853	AUD	482,317	08/18/11	7,021
J.P. Morgan Chase		$3,165,855	EUR	2,266,060	08/18/11	89,121
Mellon Bank	HKD	28,154,063		$3,612,320	08/18/11	(416)
Mellon Bank		$1,762,865	EUR	1,261,803	08/18/11	49,593
Royal Bank of Scotland	JPY	149,763,874		$1,884,344	08/18/11	(61,438)
Royal Bank of Scotland		$295,429	EUR	211,472	08/18/11	8,331
State Street Bank and Trust Co.		$1,749,267	JPY	139,024,752	08/18/11	56,988
UBS AG London	CHF	2,171,143		$2,710,202	08/18/11	(49,031)
UBS AG London	EUR	1,663,587		$2,333,350	08/18/11	(56,232)
UBS AG London	GBP	861,021		$1,389,489	08/18/11	(23,605)
UBS AG London		$2,398,128	CHF	1,924,018	08/18/11	47,042
UBS AG London		$2,269,019	EUR	1,624,127	08/18/11	63,883
UBS AG London		$725,427	EUR	513,660	08/18/11	12,396
UBS AG London		$1,879,880	GBP	1,182,121	08/18/11	60,197
UBS AG London		$563,399	JPY	44,776,213	08/18/11	18,349

	Net Unrealized Appreciation					$371,435

Currency Abbreviations:

AUD	Australian Dollar.

CHF	Swiss Franc.

EUR	Euro.

GBP	British Pound.

HKD	Hong Kong Dollar.

JPY	Japanese Yen.

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued
Futures Contracts Open at July 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)
14	Long	DAX Index, September 2011	$3,611,431	$8,827
20	Long	TOPIX Index, September 2011	2,184,841	87,290
8	Long	Hang Seng China ENT Index, August 2011	633,379	(10,247)

		Net Unrealized Appreciation		$85,870

Morgan Stanley International Fund
Summary of Investments ▪ July 31, 2011 (unaudited) continued

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Metals & Mining	$11,963,313	9.6%
Commercial Banks	11,489,176	9.2
Oil, Gas & Consumable Fuels	9,561,330	7.7
Investment Company	8,753,429	7.0
Pharmaceuticals	6,417,831	5.2
Chemicals	5,320,672	4.3
Food Products	5,031,732	4.0
Machinery	4,534,242	3.6
Automobiles	4,183,112	3.4
Insurance	3,514,453	2.8
Industrial Conglomerates	3,437,379	2.8
Diversified Telecommunication Services	2,986,416	2.4
Wireless Telecommunication Services	2,705,445	2.1
Real Estate Management & Development	2,579,562	2.0
Electrical Equipment	2,338,969	1.9
Electronic Equipment, Instruments & Components	2,017,532	1.6
Beverages	2,005,311	1.6
Media	1,769,318	1.4
Textiles, Apparel & Luxury Goods	1,766,850	1.4
Capital Markets	1,697,860	1.4
Trading Companies & Distributors	1,674,448	1.3
Food & Staples Retailing	1,667,963	1.3
Energy Equipment & Services	1,587,589	1.3
Electric Utilities	1,525,257	1.2
Tobacco	1,459,415	1.2
Semiconductors & Semiconductor Equipment	1,289,330	1.0
Auto Components	1,279,616	1.0
Construction & Engineering	1,263,804	1.0
Real Estate Investment Trusts (REITs)	1,112,695	0.9
Software	1,105,875	0.9
Communications Equipment	1,071,463	0.9
Household Durables	1,010,804	0.8
Specialty Retail	1,010,438	0.8
Hotels, Restaurants & Leisure	985,202	0.8
Health Care Equipment & Supplies	979,508	0.8
Multi-Utilities	940,870	0.8
Diversified Financial Services	915,999	0.7
Road & Rail	823,068	0.7
Building Products	793,638	0.7
Computers & Peripherals	668,275	0.5
Construction Materials	657,854	0.5
Commercial Services & Supplies	651,602	0.5
Paper & Forest Products	614,792	0.5
Household Products	596,256	0.5
Aerospace & Defense	572,926	0.5
Multiline Retail	491,845	0.4
Marine	447,342	0.4
Office Electronics	445,865	0.4
Air Freight & Logistics	298,059	0.2
Information Technology Services	285,490	0.2
Personal Products	271,688	0.2
Containers & Packaging	261,174	0.2

Morgan Stanley International Fund
Summary of Investments ▪ July 31, 2011 (unaudited) continued

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Leisure Equipment & Products	$223,503		0.2%
Professional Services	207,786		0.2
Independent Power Producers & Energy Traders	207,734		0.2
Internet Software & Services	193,071		0.2
Gas Utilities	191,472		0.2
Health Care Providers & Services	168,406		0.1
Water Utilities	148,583		0.1
Airlines	138,073		0.1
Transportation Infrastructure	86,922		0.1
Diversified Consumer Services	63,608		0.1
Distributors	52,034		0.0
Life Sciences Tools & Services	34,108		0.0
Biotechnology	32,190		0.0
Consumer Finance	27,348		0.0
Internet & Catalog Retail	24,080		0.0

	$124,633,000	+^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^	Does not include open long futures contracts with an underlying face amount of $6,429,651 with unrealized appreciation of $85,870 and open foreign currency exchange contracts with net unrealized appreciation of $371,435.

Morgan Stanley International Fund
Notes to the Portfolio of Investments ▪ July 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT JULY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$572,926	$5,060	$567,866	—
Air Freight & Logistics	298,059	85,984	212,075	—
Airlines	138,073	—	138,073	—
Auto Components	1,279,616	—	1,279,616	—
Automobiles	4,183,112	—	4,183,112	—
Beverages	2,005,311	125,465	1,879,846	—
Biotechnology	32,190	—	32,190	—
Building Products	793,638	—	793,638	—
Capital Markets	1,697,860	—	1,697,860	—
Chemicals	5,320,672	14,325	5,306,347	—
Commercial Banks	11,489,176	276,053	11,213,123	—
Commercial Services & Supplies	651,602	—	651,602	—
Communications Equipment	1,071,463	—	1,071,463	—
Computers & Peripherals	668,275	—	668,275	—
Construction & Engineering	1,263,804	—	1,263,804	—
Construction Materials	657,854	26,377	631,477	—
Consumer Finance	27,348	—	27,348	—
Containers & Packaging	261,174	—	261,174	—
Distributors	52,034	—	52,034	—
Diversified Consumer Services	63,608	26,629	36,979	—
Diversified Financial Services	915,999	12,866	903,133	—
Diversified Telecommunication Services	2,986,416	38,549	2,947,867	—
Electric Utilities	1,525,257	26,197	1,499,060	—
Electrical Equipment	2,338,969	—	2,338,969	—
Electronic Equipment, Instruments & Components	2,017,532	—	2,017,532	—
Energy Equipment & Services	1,587,589	—	1,587,589	—
Food & Staples Retailing	1,667,963	88,470	1,579,493	—
Food Products	5,031,732	116,751	4,914,981	—
Gas Utilities	191,472	—	191,472	—
Health Care Equipment & Supplies	979,508	—	979,508	—
Health Care Providers & Services	168,406	—	168,406	—
Hotels, Restaurants & Leisure	985,202	5,894	979,308	—
Household Durables	1,010,804	6,345	1,004,459	—
Household Products	596,256	14,927	581,329	—
Independent Power Producers & Energy Traders	207,734	—	207,734	—
Industrial Conglomerates	3,437,379	17,585	3,419,794	—
Information Technology Services	285,490	14,668	270,822	—
Insurance	3,514,453	—	3,514,453	—
Internet & Catalog Retail	24,080	—	24,080	—
Internet Software & Services	193,071	—	193,071	—
Leisure Equipment & Products	223,503	—	223,503	—
Life Sciences Tools & Services	34,108	—	34,108	—
Machinery	4,534,242	72,540	4,461,702	—

Morgan Stanley International Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) Continued

	FAIR VALUE MEASUREMENTS AT JULY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Marine	447,342	—	447,342	—
Media	1,769,318	45,363	1,723,955	—
Metals & Mining	11,963,313	230,714	11,732,599	—
Multi-Utilities	940,870	—	940,870	—
Multiline Retail	491,845	7,188	484,657	—
Office Electronics	445,865	—	445,865	—
Oil, Gas & Consumable Fuels	9,561,330	238,065	9,323,265	—
Paper & Forest Products	614,792	—	614,792	—
Personal Products	271,688	10,662	261,026	—
Pharmaceuticals	6,417,831	—	6,417,831	—
Professional Services	207,786	—	207,786	—
Real Estate Investment Trusts (REITs)	1,112,695	—	1,112,695	—
Real Estate Management & Development	2,579,562	—	2,579,562	—
Road & Rail	823,068	29,609	793,459	—
Semiconductors & Semiconductor Equipment	1,289,330	—	1,289,330	—
Software	1,105,875	—	1,105,875	—
Specialty Retail	1,010,438	21,364	989,074	—
Textiles, Apparel & Luxury Goods	1,766,850	—	1,766,850	—
Tobacco	1,459,415	8,350	1,451,065	—
Trading Companies & Distributors	1,674,448	—	1,674,448	—
Transportation Infrastructure	86,922	9,032	77,890	—
Water Utilities	148,583	—	148,583	—
Wireless Telecommunication Services	2,705,445	250,104	2,455,341	—

Total Common Stocks	115,879,571	1,825,136	114,054,435	—

Short-Term Investments
Repurchase Agreements	2,046,292	—	2,046,292	—
Investment Company	12,486,230	12,486,230	—	—

Total Short-Term Investments	14,532,522	12,486,230	2,046,292	—

Foreign Currency Exchange Contracts	590,686	—	590,686	—
Futures	96,117	96,117	—	—

Total Assets	$131,098,896	$14,407,483	$116,691,413	—

Liabilities:
Foreign Currency Exchange Contracts	$(219,251)	—	$(219,251)	—
Futures	(10,247)	$(10,247)	—	—

Total Liabilities	$(229,498)	$(10,247)	$(219,251)	—

Total	$130,869,398	$14,397,236	$116,472,162	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2011, securities with a total value of $111,972,517 transferred from Level 1 to Level 2. At July 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Fund
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2011